OLD MUTUAL ADVISOR FUNDS II

Supplement Dated May 10, 2006

This Supplement updates certain information contained in the currently effective Prospectus as Supplemented dated March 31, 2006, for the Class A and Class C shares of Old Mutual Advisor Funds II. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling toll-free 1-800-433-0051 or via the Internet at www.oldmutualcapital.com.

In the Prospectus as Supplemented dated March 31, 2006, the Average Annual Total Returns Tables are deleted in their entirety and replaced with the following Average Annual Total Returns Tables:

Old Mutual Columbus Circle Technology and Communications Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C Shares compared to the returns of the PSE Technology Index, a price-weighted index of the top 100 U.S. technology stocks. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Past 10 Years
Columbus Circle Technology and Communications Fund - Class A* Before Taxes	2.66%	-19.65%	2.47%
Columbus Circle Technology and Communications Fund - Class A* After Taxes on Distributions	2.66%	-19.65%	1.46%
Columbus Circle Technology and Communications Fund - Class A*/** After Taxes on Distributions and Sale of Fund Shares	1.73%	-15.35%	2.06%
Columbus Circle Technology and Communications Fund - Class C*** Returns Before Taxes	7.10%	-19.28%	2.31%
PSE Technology Index (Reflects No Deduction for Fees, Expenses or Taxes)	7.80%	0.84%	15.62%

*

The inception date of the Old Mutual Technology and Communications Fund’s Class A shares was September 30, 2003. The returns shown for Class A shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A shares before taxes from its inception date to December 31, 2005 was 8.46%. The average annual total return of Class A shares after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 8.46% and 7.24%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the contingent deferred sales charge (“CDSC”). The inception date of the Old Mutual Technology and Communications Fund’s Class C shares was September 30, 2003. The returns shown for Class C shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return for the Class C shares before taxes from its inception date to December 31, 2005 was 10.54.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund’s performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Emerging Growth Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 2000® Growth Index, a widely recognized, unmanaged index that tracks the performance of the securities of 2,000 small-cap companies in the Russell 2000® Index with greater-than-average growth characteristics. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Past 10 Years
Emerging Growth Fund - Class A* Before Taxes	0.43%	-11.20%	-3.56%
Emerging Growth Fund - Class A* After Taxes on Distributions	0.43%	-11.20%	-3.96%

Emerging Growth Fund - Class A*/** After Taxes on Distributions and Sale of Fund Shares	0.28%	-9.14%	-3.00%
Emerging Growth Fund - Class C*** Returns Before Taxes	4.67%	-10.82%	-3.72%
Russell 2000® Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	4.15%	2.28%	4.69%

*

The inception date of the Old Mutual Emerging Growth Fund’s Class A shares was September 30, 2003. The returns shown for Class A shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A shares before taxes from its inception date to December 31, 2005 was 4.31%. The average annual total return of Class A shares after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 4.31% and 3.68%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Emerging Growth Fund’s Class C shares was September 30, 2003. The returns shown for Class C shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return for the Class C shares before taxes from its inception date to December 31, 2005 was 6.26%.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Adviser and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Focused Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 3000® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (2/12/99)
Focused Fund - Class A* Returns Before Taxes	-4.16%	1.26%	10.23%
Focused Fund - Class A* After Taxes on Distributions	-4.22%	1.18%	9.60%
Focused Fund - Class A*/** After Taxes on Distributions and Sale of Fund Shares	-2.70%	1.02%	8.56%

Focused Fund - Class C***
Returns Before Taxes	-0.06%	1.70%	10.36%

Russell 3000® Index****
(Reflects No Deduction for
Fees, Expenses or Taxes)	6.12%	1.58%	2.31%

*

The inception date of the Old Mutual Focused Fund’s Class A shares was September 30, 2003. The returns shown for Class A shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A shares before taxes from its inception date to December 31, 2005 was 10.54%. The average annual total returns of Class A shares after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 10.51% and 9.02%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Focused Fund’s Class C shares was September 30, 2003. The returns shown for Class C shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C shares before taxes from its inception date to December 31, 2005 was 12.63%.

****	The since inception returns for the Russell 3000® Index were calculated as of January 31, 1999.

Old Mutual Growth Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell Mid-Cap Growth Index and S&P MidCap 400 Index. The unmanaged Russell Mid-Cap Growth Index measures the performance of those securities in the Russell Mid-Cap Index with greater than average growth characteristics. The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity, and industry group representations. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Past 10 Years

Growth Fund - Class A*
Returns Before Taxes	4.53%	-8.65%	-0.17%
Growth Fund - Class A* After Taxes on Distributions	4.53%	-8.65%	-0.57%
Growth Fund - Class A*/** After Taxes on Distributions
and Sale of Fund Shares	2.95%	-7.13%	-0.11%

Growth Fund - Class C***
Returns Before Taxes	9.08%	-8.26%	-0.32%

Russell Mid-Cap Growth Index (Reflects No Deduction for Fees, Expenses or Taxes)	12.10%	1.38%	9.27%

S&P MidCap 400 Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	12.55%	8.60%	14.36%

*

The inception date of the Old Mutual Growth Fund’s Class A shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 8.40%. The average annual total returns of Class A shares after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 8.40% and 7.19%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Growth Fund’s Class C shares was September 30, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 10.45%.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Large Cap Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (12/31/96)

Large Cap Fund - Class A*
Returns Before Taxes	-4.16%	-2.29%	8.17%
Large Cap Fund - Class A* After Taxes on Distributions	-4.27%	-2.49%	5.82%
Large Cap Fund - Class A*/** After Taxes on Distributions and
Sale of Fund Shares	-2.70%	-2.03%	5.63%

Large Cap Fund - Class C***
Returns Before Taxes	-0.05%	-1.86%	8.07%

S&P 500 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	4.91%	0.54%	7.63%

*

The inception date of the Old Mutual Large Cap Fund’s Class A shares was September 30, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 4.97%. The average annual total returns of Class A after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 4.78% and 4.20%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Large Cap Fund’s Class C shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 6.98%.

Old Mutual Large Cap Growth Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 1000® Growth Index, a widely recognized, unmanaged index that tracks the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Past 10 Years

Large Cap Growth Fund -- Class A*
Returns Before Taxes	-1.85%	-6.88%	8.57%
Large Cap Growth Fund -- Class A* After Taxes on Distributions	-1.85%	-6.88%	7.67%
Large Cap Growth Fund -- Class A*/** After Taxes on Distributions and
Sale of Fund Shares	-1.20%	-5.71%	7.32%

Large Cap Growth Fund -- Class C***
Returns Before Taxes	2.38%	-6.48%	8.40%

Russell 1000® Growth Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	5.26%	-3.58%	6.73%

*

The inception date of the Old Mutual Large Cap Growth Fund’s Class A shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 6.96%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 6.96% and 5.96%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Large Cap Growth Fund’s Class C shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 8.79%.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Large Cap Growth Concentrated Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (11/29/96)
Large Cap Growth Concentrated Fund - Class A*
Returns Before Taxes	-0.95%	-9.15%	8.58%
Large Cap Growth Concentrated Fund - Class A* After Taxes on Distributions	-0.95%	-9.15%	7.60%
Large Cap Growth Concentrated Fund - Class A*/** After Taxes on Distributions and
Sale of Fund Shares	-0.62%	-7.53%	7.42%

Large Cap Growth Concentrated Fund - Class C***
Returns Before Taxes	3.32%	-8.75%	8.47%

Russell 1000® Growth Index
(Reflects No Deduction for Fees,
Expenses or Taxes)	5.26%	-3.58%	3.84%
*

The inception date of the Old Mutual Large Cap Growth Concentrated Fund’s Class A shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 7.77%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 7.77% and 6.65%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Large Cap Growth Concentrated Fund’s Class C shares was September 30, 2003. The returns shown for Class C shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 9.81%.

****	The since inception returns for the Russell 1000® Growth Index were calculated as of November 30, 1996.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Mid-Cap Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the S&P MidCap 400 Index, a widely recognized, unmanaged index that measures the performance of 400 mid-cap stocks. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (4/30/97)

Mid-Cap Fund - Class A*
Returns Before Taxes	0.07%	6.26%	16.14%
Mid-Cap Fund - Class A* After Taxes on Distributions	-1.82%	5.52%	12.70%
Mid-Cap Fund - Class A*/** After Taxes on Distributions and
Sale of Fund Shares	0.90%	5.17%	12.05%

Mid-Cap Fund - Class C***
Returns Before Taxes	4.47%	6.74%	16.07%

S&P MidCap 400 Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	12.55%	8.60%	14.23%

*

The inception date of the Old Mutual Mid-Cap Fund’s Class A shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 14.44%. The average annual total returns of Class A after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 12.80% and 11.91%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Mid-Cap Fund’s Class C shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 16.45%.

Old Mutual Select Growth Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 3000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Past 10 Years

Select Growth Fund -- Class A*
Returns Before Taxes	-1.99%	-12.06%	5.13%
Select Growth Fund -- Class A* After Taxes on Distributions	-1.99%	-12.06%	4.60%
Select Growth Fund -- Class A*/** After Taxes on Distributions and
Sales of Fund Shares	-1.29%	-9.80%	4.44%

Select Growth Fund - Class C***
Returns Before Taxes	2.21%	-11.68%	4.96%

Russell 3000® Growth Index
(Reflects No Deduction for
Fees, Expenses or Taxes)	5.17%	-3.15%	6.48%

*

The inception date of the Old Mutual Select Growth Fund’s Class A shares was September 30, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 5.38%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 5.38% and 4.59%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Select Growth Fund’s Class C shares was September 30, 2003. The returns shown for Class C prior to its inception as based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 7.39%.

Prior to January 1, 2006, the Fund was managed by an investment manager different than the Fund’s current Sub-Advisers and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Small Cap Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of the securities of 2,000 small-cap companies in the Russell 2000® Index with greater-than-average growth characteristics. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Since Inception (4/30/97)

Small Cap Fund - Class A*
Returns Before Taxes	-4.07%	1.69%	11.13%
Small Cap Fund - Class A* After Taxes on Distributions	-4.07%	1.69%	10.32%
Small Cap Fund - Class A*/** After Taxes on Distributions and
Sale of Fund Shares	-2.65%	1.45%	9.31%

Small Cap Fund - Class C***
Returns Before Taxes	0.03%	2.14%	11.06%

Russell 2000® Index
(Reflects No Deduction for	4.55%	8.22%	9.55%
Fees, Expenses or Taxes)

*

The inception date of the Old Mutual Small Cap Fund’s Class A shares was September 30, 2003. The returns shown for Class A shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 11.71%. The average annual total returns of Class A after taxes on distributions and taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 11.71% and 10.05%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Small Cap Fund’s Class C shares was September 30, 2003. The returns shown for Class C shares prior to its inception are based on the restated historical performance of the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 13.82%.

As of January 1, 2006, certain of the Fund’s assets began to be managed by a Sub-Adviser different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

Old Mutual Strategic Small Company Fund:

The table below provides average annual total return information for the Fund’s Class A and Class C shares compared to the returns of the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000® Index with greater-than-average growth characteristics. Sales loads are reflected in the performance data.

After tax performance is shown only for Class A shares. After tax performance for Class C shares will vary. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

	Past 1 Year	Past 5 Years	Inception (12/31/96)

Strategic Small Company Fund - Class A*
Returns Before Taxes	-0.51%	-0.59%	8.48%
Strategic Small Company Fund - Class A* After Taxes on Distributions	-0.51%	-0.59%	7.14%
Strategic Small Company Fund - Class A*/** After Taxes on Distributions and
Sale of Fund Shares	-0.33%	-0.50%	6.65%

Strategic Small Company Fund - Class C***
Returns Before Taxes	3.74%	-0.22%	8.33%

Russell 2000® Index
(Reflects No Deduction for

Fees, Expenses or Taxes)	4.55%	8.22%	8.57%
*

The inception date of the Old Mutual Strategic Small Company Fund’s Class A shares was July 31, 2003. The returns shown for Class A prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Service Fees applicable to Class A shares. The average annual total return of Class A before taxes from its inception date to December 31, 2005 was 10.28%. The average annual total returns of Class A after taxes on distributions and after taxes on distributions and sale of Fund shares from its inception date to December 31, 2005 were 10.28% and 8.83%, respectively.

**

When the return after taxes on distributions and sale of Fund shares is greater than the return after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

***

The Past 1 Year Returns include the CDSC. The inception date of the Old Mutual Strategic Small Company Fund’s Class C shares was July 31, 2003. The returns shown for Class C prior to its inception are based on the restated historical performance of the Fund’s predecessor and the Fund’s Class Z shares, adjusted to reflect the sales charges and the higher Distribution (12b-1) Fees and Service Fees applicable to Class C shares. The average annual total return of Class C before taxes from its inception date to December 31, 2005 was 12.17%.

As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisers different than the Fund’s former adviser, and the Fund’s former adviser became a Sub-Adviser to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

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Distributor: Old Mutual Investment Partners, Member NASD

D-06-257 05/2006